Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses
(5)  Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31 are as follows:

	December 31
	2011	2010	2009

Balance, Beginning of Year	$28,280,077	$31,400,641	$17,015,883

Provision for Loan Losses	8,250,000	13,350,000	43,445,000
Loans Charged Off	(22,850,673)	(17,622,454)	(29,493,324)
Recoveries of Loans Previously Charged Off	1,970,190	1,151,890	433,082

Balance, End of Year	$15,649,594	$28,280,077	$31,400,641

The following table details activity in the allowance for loan losses, segregated by class of loan, for the year ended December 31, 2011.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other loan categories and periodically may result in reallocation within the provision categories.

2011	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Industrial
Commercial	$4,414,817	$(841,887)	$127,490	$(2,629,860)	$1,070,560
Industrial	698,637	(455,165)	454,453	(400,757)	297,168

Real Estate
Commercial Construction	4,126,043	(6,957,181)	557,168	5,396,564	3,122,594
Residential Construction	519,766	(481)	-	(381,193)	138,092
Commercial	8,029,525	(12,492,097)	527,996	10,382,640	6,448,064
Residential	5,941,696	(1,704,887)	149,173	(690,625)	3,695,357
Farmland	944,323	(60,447)	411	(519,624)	364,663

Consumer and Other
Consumer	3,074,220	(222,878)	145,279	(2,791,467)	205,154
Other	531,050	(115,650)	8,220	(115,678)	307,942

	$28,280,077	$(22,850,673)	$1,970,190	$8,250,000	$15,649,594

The following table details activity in the allowance for loan losses, segregated by class of loan, for the year ended December 31, 2010.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other loan categories and periodically may result in reallocation within the provision categories.

2010	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Industrial
Commercial	$3,930,760	$(469,214)	$80,181	$873,090	$4,414,817
Industrial	779,337	(255,627)	1,377	173,550	698,637

Real Estate
Commercial Construction	7,402,484	(4,648,124)	184,868	1,186,815	4,126,043
Residential Construction	447,676	-	-	72,090	519,766
Commercial	8,790,443	(7,459,619)	141,931	6,556,770	8,029,525
Residential	5,025,839	(2,929,668)	439,940	3,405,585	5,941,696
Farmland	942,019	(271,750)	7,639	266,415	944,323

Consumer and Other
Consumer	2,826,058	(548,834)	245,641	551,355	3,074,220
Other	1,256,025	(1,039,618)	50,313	264,330	531,050

	$31,400,641	$(17,622,454)	$1,151,890	$13,350,000	$28,280,077

The Company determines its individual loan reserves during its quarterly review of substandard loans.  This process involves reviewing all loans with a risk grade of 6 or below and an outstanding balance of $50,000 or more.  At December 31, 2011 and 2010, impaired loans totaling $995,168 and $976,971 were below the $50,000 review threshold and were not individually reviewed for impairment.  Those loans were subject to the bank's general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables.  Since not all loans in the substandard category are considered impaired, this quarterly assessment often results in the identification of individual reserves which are placed against certain loans as part of management's allowance for loan loss calculation.  The total of these loans and the related reserves are presented in the column titled “Substandard Loans Individually Reviewed for Impairment” in the following tables.  The following tables present breakdowns of the allowance for loan losses, segregated by impairment methodology for December 31, 2011 and 2010:

			Ending Allowance Balance
2011	Nonaccrual/TDR Individually Evaluated for Impairment	Substandard Individually Evaluated for Impairment	Total Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Industrial
Commercial	$308,211	$590,543	$898,754	$171,806	$1,070,560
Industrial	-	-	-	297,168	297,168

Real Estate
Commercial Construction	2,693,571	190,800	2,884,371	238,223	3,122,594
Residential Construction	-	-	-	138,092	138,092
Commercial	2,060,815	347,260	2,408,075	4,039,989	6,448,064
Residential	674,998	764,835	1,439,833	2,255,524	3,695,357
Farmland	11,878	-	11,878	352,785	364,663

Consumer and Other
Consumer	1,632	33,000	34,632	170,522	205,154
Other	-	-	-	307,942	307,942

Total End of Period Allowance Balance	$5,751,105	$1,926,438	$7,677,543	$7,972,051	$15,649,594

			Ending Loan Balance
2011	Nonaccrual/TDR Individually Evaluated for Impairment	Substandard Individually Evaluated for Impairment	Total Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Industrial
Commercial	$2,237,878	$2,300,231	$4,538,109	$44,447,993	$48,986,102
Industrial	-	164,090	164,090	8,257,794	8,421,884

Real Estate
Commercial Construction	24,212,519	2,560,484	26,773,003	31,772,817	58,545,820
Residential Construction	-	-	-	3,530,502	3,530,502
Commercial	35,715,026	4,629,461	40,344,487	274,936,261	315,280,748
Residential	5,614,744	4,441,958	10,056,702	183,581,115	193,637,817
Farmland	486,683	2,589,640	3,076,323	45,149,083	48,225,406

Consumer and Other
Consumer	9,596	38,354	47,950	30,401,353	30,449,303
Other	-	22,166	22,166	9,221,573	9,243,739

Total End of Period Loan Balance	$68,276,446	$16,746,384	$85,022,830	$631,298,491	$716,321,321

The presentation of loans individually reviewed for impairment is consolidated into one column for the year ended December 31, 2010.

	Ending Allowance Balance
2010	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Industrial
Commercial	$336,011	$4,078,806	$4,414,817
Industrial	-	698,637	698,637

Real Estate
Commercial Construction	3,501,117	624,926	4,126,043
Residential Construction	-	519,766	519,766
Commercial	7,539,533	489,992	8,029,525
Residential	1,561,952	4,379,744	5,941,696
Farmland	-	944,323	944,323

Consumer and Other
Consumer	3,033	3,071,187	3,074,220
Other	-	531,050	531,050

Total End of Period Allowance Balance	$12,941,646	$15,338,431	$28,280,077

	Ending Loan Balance
2010	Individually Reviewed for Impairment	Collectively Reviewed for Impairment	Total

Commercial and Industrial
Commercial	$2,131,375	$51,088,966	$53,220,341
Industrial	274,679	10,277,112	10,551,791

Real Estate
Commercial Construction	28,392,107	43,917,124	72,309,231
Residential Construction	194,881	4,178,130	4,373,011
Commercial	58,562,946	304,315,619	362,878,565
Residential	13,645,907	193,825,906	207,471,813
Farmland	1,416,538	51,361,851	52,778,389

Consumer and Other
Consumer	76,420	33,487,443	33,563,863
Other	113,002	15,990,667	16,103,669

	$104,807,855	$708,442,818	$813,250,673